Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Money Market Funds 101.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(a),(b)	370,615,148	370,578,086
Total Money Market Funds (Cost $370,596,174)		370,578,086
Total Investments in Securities (Cost: $370,596,174)		370,578,086
Other Assets & Liabilities, Net		(6,792,107)
Net Assets		363,785,979
At February 28, 2021, securities and/or cash totaling $33,263,574 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	79	03/2021	USD	5,089,180	555,600	—
Brent Crude	10	03/2021	USD	644,200	22,492	—
Brent Crude	28	05/2021	USD	1,765,120	208,731	—
Brent Crude	234	07/2021	USD	14,484,600	761,325	—
Brent Crude	59	07/2021	USD	3,652,100	179,969	—
Brent Crude	49	09/2021	USD	2,989,000	177,903	—
Brent Crude	10	09/2021	USD	610,000	29,908	—
Cocoa	7	05/2021	USD	182,280	7,945	—
Coffee	8	05/2021	USD	412,500	35,426	—
Coffee	125	07/2021	USD	6,529,688	541,265	—
Coffee	5	07/2021	USD	261,188	4,792	—
Coffee	21	09/2021	USD	1,109,588	89,589	—
Coffee	4	09/2021	USD	211,350	21,108	—
Coffee	9	12/2021	USD	480,094	39,237	—
Coffee	4	12/2021	USD	213,375	16,033	—
Copper	32	05/2021	USD	3,274,000	316,609	—
Copper	8	05/2021	USD	818,500	63,509	—
Copper	134	07/2021	USD	13,703,175	1,474,177	—
Copper	23	09/2021	USD	2,348,588	232,528	—
Copper	3	09/2021	USD	306,338	23,979	—
Copper	11	12/2021	USD	1,119,113	103,243	—
Copper	2	12/2021	USD	203,475	15,959	—
Corn	40	05/2021	USD	1,095,000	18,954	—
Corn	154	05/2021	USD	4,215,750	9,983	—
Corn	3	05/2021	USD	82,125	—	(490)
Corn	540	07/2021	USD	14,445,000	288,306	—
Corn	99	09/2021	USD	2,423,025	36,496	—
Corn	17	09/2021	USD	416,075	18,029	—
Corn	46	12/2021	USD	1,082,725	26,516	—
Corn	14	12/2021	USD	329,525	17,487	—
Cotton	8	05/2021	USD	355,320	8,226	—
Cotton	4	05/2021	USD	177,660	1,899	—
Cotton	89	07/2021	USD	3,992,095	298,898	—
Cotton	23	12/2021	USD	969,795	38,957	—
Cotton	5	12/2021	USD	210,825	1,403	—
Gas Oil	14	05/2021	USD	746,200	83,759	—
Columbia Commodity Strategy Fund | Quarterly Report 2021	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	2	05/2021	USD	106,600	5,845	—
Gas Oil	135	07/2021	USD	7,168,500	909,743	—
Gas Oil	2	07/2021	USD	106,200	1,512	—
Gas Oil	23	09/2021	USD	1,219,000	105,174	—
Gas Oil	4	09/2021	USD	212,000	8,835	—
Gas Oil	10	11/2021	USD	528,250	30,929	—
Gas Oil	3	11/2021	USD	158,475	7,792	—
Gold 100 oz.	48	04/2021	USD	8,298,240	—	(591,143)
Gold 100 oz.	17	06/2021	USD	2,943,720	—	(235,100)
Gold 100 oz.	33	08/2021	USD	5,722,200	—	(323,271)
Gold 100 oz.	136	08/2021	USD	23,582,400	—	(1,379,491)
Gold 100 oz.	6	12/2021	USD	1,043,100	—	(58,073)
Gold 100 oz.	27	12/2021	USD	4,693,950	—	(281,292)
Lean Hogs	162	04/2021	USD	5,647,320	926,692	—
Lean Hogs	5	04/2021	USD	174,300	4,030	—
Lean Hogs	13	06/2021	USD	489,710	48,049	—
Lean Hogs	92	07/2021	USD	3,479,440	145,686	—
Lean Hogs	25	07/2021	USD	945,500	33,749	—
Lean Hogs	12	08/2021	USD	449,400	25,178	—
Lean Hogs	1	08/2021	USD	37,450	1,411	—
Lean Hogs	25	10/2021	USD	787,000	17,235	—
Lean Hogs	6	10/2021	USD	188,880	2,539	—
Live Cattle	44	04/2021	USD	2,112,000	29,856	—
Live Cattle	4	04/2021	USD	192,000	—	(5,009)
Live Cattle	14	04/2021	USD	672,000	—	(16,767)
Live Cattle	19	06/2021	USD	900,030	16,452	—
Live Cattle	1	06/2021	USD	47,370	—	(734)
Live Cattle	44	08/2021	USD	2,060,080	—	(31,893)
Live Cattle	163	08/2021	USD	7,631,660	—	(106,842)
Live Cattle	1	10/2021	USD	48,250	86	—
Live Cattle	7	10/2021	USD	337,750	—	(2,332)
Live Cattle	31	10/2021	USD	1,495,750	—	(5,833)
Natural Gas	59	04/2021	USD	1,657,310	—	(51,018)
Natural Gas	190	04/2021	USD	5,337,100	—	(104,977)
Natural Gas	693	06/2021	USD	20,228,670	617,893	—
Natural Gas	42	06/2021	USD	1,225,980	—	(57,698)
Natural Gas	10	08/2021	USD	292,600	8,465	—
Natural Gas	109	08/2021	USD	3,189,340	—	(8,619)
Natural Gas	25	08/2021	USD	731,500	—	(16,727)
Natural Gas	19	10/2021	USD	568,860	—	(11,971)
Natural Gas	52	10/2021	USD	1,556,880	—	(32,992)
Nickel	1	05/2021	USD	111,438	11,726	—
Nickel	60	07/2021	USD	6,692,940	281,200	—
Nickel	1	07/2021	USD	111,549	—	(5,521)
Nickel	11	09/2021	USD	1,228,029	33,972	—
Nickel	1	09/2021	USD	111,639	—	(277)
Nickel	5	11/2021	USD	558,720	6,031	—
Nickel	1	11/2021	USD	111,744	—	(247)
NY Harbor ULSD Heat Oil	6	04/2021	USD	462,395	35,747	—
NY Harbor ULSD Heat Oil	2	04/2021	USD	154,132	3,924	—
NY Harbor ULSD Heat Oil	72	06/2021	USD	5,518,800	680,244	—
NY Harbor ULSD Heat Oil	2	06/2021	USD	153,300	—	(722)
NY Harbor ULSD Heat Oil	12	08/2021	USD	918,792	66,100	—
NY Harbor ULSD Heat Oil	2	08/2021	USD	153,132	7,334	—
NY Harbor ULSD Heat Oil	5	10/2021	USD	383,019	18,156	—
NY Harbor ULSD Heat Oil	2	10/2021	USD	153,208	7,105	—
Palladium	1	06/2021	USD	231,350	—	(4,694)
Palladium	7	06/2021	USD	1,619,450	—	(23,097)
2	Columbia Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Primary Aluminum	7	05/2021	USD	376,600	25,960	—
Primary Aluminum	1	05/2021	USD	53,800	1,765	—
Primary Aluminum	187	07/2021	USD	10,122,544	633,263	—
Primary Aluminum	31	09/2021	USD	1,684,850	94,298	—
Primary Aluminum	5	09/2021	USD	271,750	9,512	—
Primary Aluminum	14	11/2021	USD	763,263	37,991	—
Primary Aluminum	4	11/2021	USD	218,075	7,734	—
RBOB Gasoline	44	04/2021	USD	3,588,262	286,671	—
RBOB Gasoline	14	04/2021	USD	1,141,720	79,986	—
RBOB Gasoline	79	06/2021	USD	6,301,214	819,110	—
RBOB Gasoline	2	06/2021	USD	159,524	842	—
RBOB Gasoline	14	08/2021	USD	1,080,332	94,724	—
RBOB Gasoline	2	08/2021	USD	154,333	9,762	—
RBOB Gasoline	7	10/2021	USD	492,979	27,558	—
RBOB Gasoline	1	10/2021	USD	70,426	5,756	—
RBOB Gasoline	1	10/2021	USD	70,426	4,284	—
Silver	4	05/2021	USD	528,800	—	(13,107)
Silver	16	05/2021	USD	2,115,200	—	(63,705)
Silver	71	07/2021	USD	9,396,850	271,356	—
Silver	5	09/2021	USD	662,450	6,735	—
Silver	2	09/2021	USD	264,980	—	(6,194)
Silver	7	09/2021	USD	927,430	—	(16,973)
Silver	1	12/2021	USD	132,610	—	(2,994)
Silver	6	12/2021	USD	795,660	—	(21,979)
Soybean	58	05/2021	USD	4,072,325	86,356	—
Soybean	17	05/2021	USD	1,193,613	36,054	—
Soybean	40	07/2021	USD	2,783,000	63,411	—
Soybean	1	07/2021	USD	69,575	721	—
Soybean	159	07/2021	USD	11,062,425	—	(71,185)
Soybean	56	11/2021	USD	3,424,400	125,247	—
Soybean	11	11/2021	USD	672,650	34,732	—
Soybean Meal	27	05/2021	USD	1,137,780	—	(5,061)
Soybean Meal	87	05/2021	USD	3,666,180	—	(99,775)
Soybean Meal	198	07/2021	USD	8,290,260	—	(616,894)
Soybean Meal	11	12/2021	USD	416,350	11,676	—
Soybean Meal	49	12/2021	USD	1,854,650	8,225	—
Soybean Meal	4	12/2021	USD	151,400	—	(5,399)
Soybean Oil	112	05/2021	USD	3,355,968	349,202	—
Soybean Oil	32	05/2021	USD	958,848	91,041	—
Soybean Oil	272	07/2021	USD	7,964,160	1,098,145	—
Soybean Oil	5	07/2021	USD	146,400	7,072	—
Soybean Oil	75	12/2021	USD	1,993,950	158,662	—
Soybean Oil	15	12/2021	USD	398,790	26,820	—
Sugar #11	225	04/2021	USD	4,145,400	178,974	—
Sugar #11	57	04/2021	USD	1,050,168	41,810	—
Sugar #11	412	06/2021	USD	7,313,824	606,071	—
Sugar #11	11	06/2021	USD	195,272	—	(10,148)
Sugar #11	102	09/2021	USD	1,782,144	80,488	—
Sugar #11	20	09/2021	USD	349,440	10,906	—
Sugar #11	5	09/2021	USD	87,360	—	(3,549)
Wheat	27	05/2021	USD	891,338	23,599	—
Wheat	6	05/2021	USD	190,125	10,535	—
Wheat	5	05/2021	USD	165,063	4,791	—
Wheat	1	05/2021	USD	31,688	683	—
Wheat	2	05/2021	USD	66,025	—	(958)
Wheat	5	05/2021	USD	158,438	—	(1,492)
Wheat	92	07/2021	USD	2,933,650	71,309	—
Wheat	156	07/2021	USD	5,070,000	48,821	—
Columbia Commodity Strategy Fund | Quarterly Report 2021	3

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Wheat	1	07/2021	USD	31,888	—	(854)
Wheat	30	07/2021	USD	956,625	—	(4,396)
Wheat	57	07/2021	USD	1,852,500	—	(14,358)
Wheat	33	09/2021	USD	1,066,313	13,279	—
Wheat	8	09/2021	USD	256,600	4,381	—
Wheat	5	09/2021	USD	161,563	4,062	—
Wheat	3	09/2021	USD	96,225	2,312	—
Wheat	12	09/2021	USD	384,900	—	(455)
Wheat	1	09/2021	USD	32,075	—	(841)
Wheat	4	09/2021	USD	129,250	—	(1,855)
Wheat	15	12/2021	USD	487,500	5,264	—
Wheat	5	12/2021	USD	162,500	3,390	—
Wheat	10	12/2021	USD	324,125	2,042	—
Wheat	2	12/2021	USD	64,825	1,517	—
Wheat	1	12/2021	USD	32,500	—	(441)
WTI Crude	125	04/2021	USD	7,653,750	447,623	—
WTI Crude	34	04/2021	USD	2,081,820	113,769	—
WTI Crude	313	06/2021	USD	18,817,560	2,384,356	—
WTI Crude	63	08/2021	USD	3,705,030	296,618	—
WTI Crude	10	08/2021	USD	588,100	28,873	—
WTI Crude	28	10/2021	USD	1,614,760	80,134	—
WTI Crude	9	10/2021	USD	519,030	24,635	—
Zinc	2	05/2021	USD	139,575	1,530	—
Zinc	107	07/2021	USD	7,487,994	64,486	—
Zinc	18	09/2021	USD	1,261,350	31,179	—
Zinc	3	09/2021	USD	210,225	—	(31)
Zinc	7	11/2021	USD	490,744	16,779	—
Zinc	3	11/2021	USD	210,319	—	(237)
Total					18,987,817	(4,319,711)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	46,931,293	591,305,779	(267,617,783)	(41,203)	370,578,086	(3,742)	318,907	370,615,148
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
4	Columbia Commodity Strategy Fund | Quarterly Report 2021

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3QT129_05_L01_(04/21)